Debt (Details Textual) - USD ($)		1 Months Ended											3 Months Ended		12 Months Ended
	Mar. 04, 2016	Feb. 29, 2016	May. 31, 2015	Dec. 31, 2013	Jun. 30, 2012	May. 31, 2012	Apr. 30, 2012	Mar. 31, 2012	Dec. 31, 2010	Oct. 31, 2010	Aug. 31, 2009	Mar. 31, 2007	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Sep. 04, 2016
Debt Instrument, Periodic Payment, Principal															$ 2,841,085
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															8,000	200,000
Common Stock, Par or Stated Value Per Share													$ 0.0001		$ 0.0001	$ 0.0001
Debt Instrument, Unamortized Discount													$ 129,516		$ 0
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 9.38	$ 0.375
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right													107,100
Payments of Debt Issuance Costs			$ 309,344										$ 60,000	$ 0	$ 309,345	$ 0
Proceeds from Issuance or Sale of Equity, Total													$ 10,000,000
Warrant [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 28.00		$ 28.00
Unsecured Convertible Debentures [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Debt Instrument, Periodic Payment													$ 23,387
Debt Instrument, Maturity Date			Nov. 22, 2015
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			300,000
Debt Instrument, Convertible, Conversion Price			$ 6.25
Debt Instrument, Face Amount	$ 655,000		$ 2,500,000
Debt Conversion, Converted Instrument, Shares Issued	4,348
Unsecured Debt Original Issue Discount Percentage	23.00%		20.00%
Proceeds from Issuance of Unsecured Debt	$ 500,000		$ 2,000,000
Common Stock, Par or Stated Value Per Share			$ 8.13
Warrants Not Settleable in Cash, Fair Value Disclosure													3,439
Accretion Expense			$ 411,750										536
Interest Expense, Debt															$ 500,000
Legal Fees	5,000		$ 309,344
Stock Issued During Period, Shares, Conversion of Convertible Securities															424,222
Fair Value Assumptions, Exercise Price															$ 6.25
Debt Instrument, Unamortized Discount													129,516
Debt Conversion, Converted Instrument, Amount	$ 27,174
Debt Conversion, Converted Instrument, Warrants or Options Issued	65,500
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 18.75
Percentage of Closing Bid Price	70.00%
Convertible Debt													$ 655,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right													65,500
Debt Issuance Cost													$ 65,000
Unsecured Convertible Debentures [Member] | Warrant [Member]
Debt Instrument [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.001
Warrants Not Settleable in Cash, Fair Value Disclosure			$ 411,750
Convertible Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount													$ 150,000
Convertible Note and Warrant [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount															$ 655,000
Debt Conversion, Converted Instrument, Shares Issued															4,348
Warrants Expiration Term													5 years
Legal Fees															$ 5,000
Debt Conversion, Converted Instrument, Warrants or Options Issued															65,500
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 6.25		$ 6.25
Percentage of Closing Bid Price															70.00%
Placement Agent Commissions Paid													$ 60,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right													19,650		19,650
Payments of Debt Issuance Costs													$ 2,456
Common Stock Exercise Price															$ 18.75
Notes Payable to West Virginia Development Office [Member]
Debt Instrument [Line Items]
Duration of Debt Instrument												8 years
Long-term Debt, Gross (in dollars)												$ 685,000
Debt Instrument, Interest Rate, Stated Percentage												3.00%
Number of Debt Instrument Periodic Payments												96 months
Debt Instrument, Periodic Payment												$ 8,035
Pledged Assets, Not Separately Reported, Other												$ 1,057,167
Debt Instrument, Maturity Date												Apr. 30, 2015
Debt Instrument, Collateral												The note was secured by equipment
Notes Payable to West Virginia Economic Development Authority, Series 1 [Member]
Debt Instrument [Line Items]
Duration of Debt Instrument											10 years
Long-term Debt, Gross (in dollars)											$ 242,631
Debt Instrument, Interest Rate, Stated Percentage											4.00%
Number of Debt Instrument Periodic Payments											120 months
Debt Instrument, Periodic Payment											$ 2,457				$ 1,832
Pledged Assets, Not Separately Reported, Other											$ 531,522
Debt Instrument, Maturity Date											Aug. 31, 2019
Debt Instrument, Collateral											The note was secured by 50% of equipment
Debt Instrument, Annual Principal Payment															$ 33,880
Debt Instrument, Interest Rate, Increase (Decrease)															1.50%
Note Payable to West Virginia Infrastructure and Jobs Development Council, Series 1 [Member]
Debt Instrument [Line Items]
Duration of Debt Instrument											10 years
Long-term Debt, Gross (in dollars)											$ 242,630
Debt Instrument, Interest Rate, Stated Percentage											3.25%
Number of Debt Instrument Periodic Payments											120 months
Debt Instrument, Periodic Payment											$ 2,371				$ 1,832
Pledged Assets, Not Separately Reported, Other											$ 531,522
Debt Instrument, Maturity Date											Aug. 31, 2019
Debt Instrument, Collateral											The note was secured by 50% of equipment
Long-term Debt, Contingent Payment of Principal or Interest															3
Note Payable to West Virginia Economic Development Authority, Series 2 [Member]
Debt Instrument [Line Items]
Duration of Debt Instrument										10 years
Long-term Debt, Gross (in dollars)										$ 900,000
Debt Instrument, Interest Rate, Stated Percentage										3.26%
Number of Debt Instrument Periodic Payments										120 months
Debt Instrument, Periodic Payment										$ 8,802					$ 57,513
Pledged Assets, Not Separately Reported, Other										$ 477,095
Debt Instrument, Maturity Date										Oct. 31, 2020
Debt Instrument, Collateral										The note was secured by equipment
Debt Instrument, Annual Principal Payment															$ 125,990
Debt Instrument, Interest Rate, Increase (Decrease)															1.50%
Note Payable to West Virginia Infrastructure and Jobs Development Council, Series 2 [Member]
Debt Instrument [Line Items]
Duration of Debt Instrument									10 years
Long-term Debt, Gross (in dollars)									$ 900,000
Debt Instrument, Interest Rate, Stated Percentage									3.25%
Number of Debt Instrument Periodic Payments									120 months
Debt Instrument, Periodic Payment									$ 8,781						$ 57,513
Pledged Assets, Not Separately Reported, Other									$ 1,098,249
Debt Instrument, Maturity Date									Dec. 31, 2020
Debt Instrument, Collateral									The note was secured by equipment costing
Long-term Debt, Contingent Payment of Principal or Interest															2016
Convertible Promissory Note Payable to West Virginia Jobs Investment Trust Board, Series 1 [Member]
Debt Instrument [Line Items]
Duration of Debt Instrument								18 months
Long-term Debt, Gross (in dollars)								$ 290,000
Debt Instrument, Interest Rate, Stated Percentage								6.00%
Debt Instrument, Maturity Date								Sep. 30, 2013
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								2,900
Debt Instrument, Convertible, Conversion Price								$ 50.00
Debt Instrument, Face Amount								$ 290,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right													23,600
Convertible Promissory Note Payable to West Virginia Jobs Investment Trust Board, Series 1 [Member] | Due on March 15, 2014 [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment				$ 100,000
Convertible Promissory Note Payable to West Virginia Jobs Investment Trust Board, Series 1 [Member] | Due on June 15, 2014 [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment				$ 190,000
Convertible Promissory Note Payable to West Virginia Jobs Investment Trust Board, Series 2 [Member]
Debt Instrument [Line Items]
Duration of Debt Instrument							3 months
Long-term Debt, Gross (in dollars)							$ 400,000
Debt Instrument, Interest Rate, Stated Percentage							10.00%
Debt Instrument, Maturity Date							Jun. 30, 2012
Debt Instrument, Periodic Payment, Principal							$ 100,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							3,556
Debt Instrument, Convertible, Conversion Price							$ 12.50
Debt Instrument, Face Amount							$ 300,000
Convertible Promissory Note Payable to West Virginia Jobs Investment Trust Board Series 3 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date					Jun. 30, 2022	Nov. 30, 2014
Convertible Promissory Note Payable to West Virginia High Technology Consortium Foundation [Member]
Debt Instrument [Line Items]
Duration of Debt Instrument						30 months
Long-term Debt, Gross (in dollars)						$ 200,000
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Number of Debt Instrument Periodic Payments						25 months
Debt Instrument, Periodic Payment						$ 9,001
Pledged Assets, Not Separately Reported, Other						$ 447,320
Debt Instrument, Collateral						The note was secured by 50% of equipment
Debt Instrument, Annual Principal Payment															$ 8,789
Debt Conversion, Original Debt, Amount															74,726
Note Payable to West Virginia Economic Development Authority, Series 3 [Member]
Debt Instrument [Line Items]
Duration of Debt Instrument					10 years
Long-term Debt, Gross (in dollars)					$ 200,000
Debt Instrument, Interest Rate, Stated Percentage					2.00%
Number of Debt Instrument Periodic Payments					120 months
Debt Instrument, Periodic Payment					$ 1,840
Pledged Assets, Not Separately Reported, Other					$ 447,320
Debt Instrument, Collateral					The note was secured by 50% equipment
Debt Instrument, Annual Principal Payment															$ 26,673
Debt Instrument, Interest Rate, Increase (Decrease)															1.50%
Capital Leases [Member]
Debt Instrument [Line Items]
Leases Secured Equipment cost													$ 1,507,623		$ 1,507,623
Capital Leases [Member] | Maximum [Member]
Debt Instrument [Line Items]
Imputed Interest Rate													6.00%		6.00%
Capital Leases [Member] | Minimum [Member]
Debt Instrument [Line Items]
Imputed Interest Rate													5.04%		5.86%
Convertible Promissory Notes With Wvjitb [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price															$ 12.50
Debt Instrument, Face Amount															$ 300,000
Debt Conversion, Original Debt, Amount															$ 200,000
Debt Conversion, Converted Instrument, Warrants or Options Issued															23,600
Payments of Debt Issuance Costs		$ 1,239
Common Stock Exercise Price															$ 10.00
Term Of Warrants															5 years